Accounts payable and accrued liabilities (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)
Accounts payable and accrued liabilities
Trade payables	$ 1,772	$ 2,063
Short-term instruments	2,261	1,520
Income taxes payable	72
Total accounts payable and accrued liabilities	$ 4,105	$ 3,583	$ 5,155	$ 2,734	$ 3,624